Debt - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	May 31, 2015	Apr. 30, 2015
Payments by calendar year
2017	$ 77
2018	527,050
2019	1,343,280
2020	1,989,063
2021	540,820
2022 and thereafter	3,556,552
Total	$ 7,956,842
7.500% Senior Secured Notes due 2019
Payments by calendar year
Stated interest rate on debt (as a percent)	7.50%		7.50%
5.500% Senior Secured Notes due 2020
Payments by calendar year
Stated interest rate on debt (as a percent)	5.50%		5.50%	5.50%	5.50%
Senior Notes
Payments by calendar year
2017	$ 0
2018	527,050
2019	500,000
2020	1,989,063
2021	0
2022 and thereafter	3,556,552
Total	6,572,665
Senior Notes | 6.250% Senior Secured Notes due 2022
Payments by calendar year
2017	0
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	1,500,000
Total	$ 1,500,000
Stated interest rate on debt (as a percent)	6.25%	6.25%
Senior Notes | 6.500% Senior Secured Notes due 2025
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	1,100,000
Total	$ 1,100,000
Stated interest rate on debt (as a percent)	6.50%	6.50%
Senior Notes | 4.750% Senior Secured Notes due 2023
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	895,985
Total	$ 895,985
Stated interest rate on debt (as a percent)	4.75%	4.75%
Senior Notes | 4.125% Senior Secured Notes due 2020
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	737,870
2021	0
2022 and thereafter	0
Total	$ 737,870
Stated interest rate on debt (as a percent)	4.125%	4.125%
Senior Notes | 5.625% Senior Secured Notes due 2020
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	600,000
2021	0
2022 and thereafter	0
Total	$ 600,000
Stated interest rate on debt (as a percent)	5.625%	5.625%
Senior Notes | 7.500% Senior Secured Notes due 2019
Payments by calendar year
2017	$ 0
2018	0
2019	500,000
2020	0
2021	0
2022 and thereafter	0
Total	$ 500,000
Stated interest rate on debt (as a percent)	7.50%	7.50%
Senior Notes | 6.625% Senior Secured Notes due 2018
Payments by calendar year
2017	$ 0
2018	527,050
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	$ 527,050
Stated interest rate on debt (as a percent)	6.625%	6.625%
Senior Notes | 4.750% Senior Secured Notes due 2020
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	527,050
2021	0
2022 and thereafter	0
Total	$ 527,050
Stated interest rate on debt (as a percent)	4.75%	4.75%
Senior Notes | 5.500% Senior Secured Notes due 2020
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	124,143
2021	0
2022 and thereafter	0
Total	$ 124,143
Stated interest rate on debt (as a percent)	5.50%	5.50%
Senior Notes | 5.350% Senior Secured Notes due 2023
Payments by calendar year
2017	$ 0
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	60,567
Total	$ 60,567
Stated interest rate on debt (as a percent)	5.35%	5.35%
Term loan | Term Loan Facilities due 2019
Payments by calendar year
2017	$ 0
2018	0
2019	843,280
2020	0
2021	0
2022 and thereafter	0
Total	843,280
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Payments by calendar year
2017	0
2018	0
2019	0
2020	0
2021	540,820
2022 and thereafter	0
Total	540,820
Other | Other
Payments by calendar year
2017	77
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	$ 77